Other Income and Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Gain on asset retirement	[1]	$ 137	$ 15
Other (income) expense - net [Member] | Northeast G&P [Member]
Segment Reporting Information [Line Items]
Contingency gain settlement (1)	[2]	0	0	$ (154)
Net gain related to partial acreage dedication release		0	0	(12)
Other (income) expense - net [Member] | Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Amortization of regulatory assets associated with asset retirement obligations		33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses		25	20	14
Project development costs related to Constitution (Note 4)		28	0	0
Gain on asset retirement		(11)	0	0
Other (income) expense - net [Member] | West [Member]
Segment Reporting Information [Line Items]
Loss related to sale of certain assets		0	0	10
Other (income) expense - net [Member] | NGL And Petchem Services [Member]
Segment Reporting Information [Line Items]
Net foreign currency exchange (gains) losses (2)	[3]	10	(10)	(3)
Selling, general, and administrative expenses [Member] | West [Member] | Acquisition and Merger [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs			26	27
Selling, general, and administrative expenses [Member] | West [Member] | Acquisition [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs				16
Selling, general, and administrative expenses [Member] | West [Member] | Transition costs [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs			9	15
Operating and maintenance expenses [Member] | West [Member] | Transition costs [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs			12	15
Interest incurred [Member] | Acquisition [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs				9
Interest incurred [Member] | Merger [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs			2
Service revenues [Member] | West [Member]
Segment Reporting Information [Line Items]
Deferred Revenue, Revenue Recognized		173
Minimum volume commitment fees		58	239	167
Selling, general, and administrative expenses and Operating and maintenance expenses [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		37
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Northeast G&P [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		3
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		8
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | West [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		13
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | NGL And Petchem Services [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		4
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Other [Member]
Segment Reporting Information [Line Items]
Severance and other related costs		9
Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Gain on extinguishment of debt			14
Other income (expense) - net [Member] | Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity		65	76	33
Disposal Group, Not Discontinued Operations [Member] | Canadian Operations [Member] | Other (income) expense - net [Member] | NGL And Petchem Services [Member]
Segment Reporting Information [Line Items]
Loss on sale of Canadian operations (Note 3)		$ 34	$ 0	$ 0

[1]	Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process.
[2]	In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.
[3]	Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 3 – Divestiture).